UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C.  20549

                                                             FORM 13F

                                               FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2001

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Third Point Management Company, LLC
Address:       12 East 49th Street
                     28th Floor
                     New York, NY 10017

13F File Number:     28-6970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Daniel S. Loeb
Title:          Managing Member
Phone:        212-350-5170
Signature, Place, and Date of Signing:

        Daniel S. Loeb       New York, New York              July 17, 2001


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[   ]                 13F NOTICE.

[   ]                 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total		322

Form 13F Information Table Value Total:       $ 150,585,263.29


Issuer                  Class      Cusip #    Value   Shares  Discretion Voting
                                                         (x$1000)

Acrodyne            Common    00500E104        72       75,000   Sole  Sole
Advanta Corp.    Common     007942204   5,847     423,400   Sole  Sole
AmrcnComProp Common    02520N106      706     144,000   Sole  Sole
American Phys.  Common    028884104    5,461     284,300   Sole  Sole
Beacon Prtnrs    Common   24607ZUS6   1,460     170,000   Sole  Sole
Bindview Dvlp   Common    090327107    5,037  2,398,500   Sole  Sole
Bonneville          Common    098904204          0      174,000   Sole  Sole
Cabletron Sys     Common    126920107    5,973     261,400   Sole  Sole
Catalytica           Common    148885106     2,940    140,000   Sole  Sole
ChmpnshpAuto  Common    158711101        800      50,000   Sole  Sole
Chemfirst           Common    16361A106    1,973      75,300   Sole  Sole
Chronimed Inc   Common    227911104        658    121,892   Sole  Sole
Cobalt Group     Common    19074Q103    2,674    798,258   Sole  Sole
Criimi Mae        Common	 226603108     2,480 4,000,000   Sole  Sole
Directrix            Common    25459A100      168       54,312   Sole  Sole
Endo Pharmaceut Common  29264F205   2,454     278,900   Sole  Sole
Fairchild Corp    Common    30368104      2,737    119,000   Sole  Sole
Firstcity Lquid Tr Common  33762E108      332       27,200  Sole  Sole
First Com Bnk   Common     31983B101      539       28,745  Sole  Sole
Gentiva Health   Common    37247A102   5,595     314,310   Sole  Sole
GPU Inc             Common    36225X100 18,949     539,100   Sole  Sole
Guess? Inc         Common    401617105    1,326      197,900  Sole  Sole
Immulogic         Common    45252R100         29      525,000  Sole  Sole
Insignia Fin       Common    45767A1      13,496   1,097,200  Sole  Sole
Intermedia         Common    458801107    5,025       353,901  Sole  Sole
Local Fin Corp  Common    539553107    5,023       415,100  Sole  Sole
Mony Group     Common     615337102       301           7,500  Sole  Sole
Navigant Intl     Common    63935R108    2,165       154,650  Sole  Sole
Nextwave Telecom Common 65332M103  5,800       725,000  Sole  Sole
Pinnacle Entrtnmnt Common 723456109     842       114,500  Sole  Sole
Preview Systems Common   741379101       241         75,000  Sole  Sole
Price Communictns Common 741437305     606         30,000  Sole  Sole
Rockwell Intl      Common    773903109       381        10,000  Sole  Sole
Rockwell Intl-Ex Common   773903133       152        10,000   Sole  Sole
Roxio Inc             Common   780008108    3,358       264,600  Sole  Sole
Saxon Cap           Common   80556P104  10,000    1,000,000  Sole  Sole
Seagate Tech       Common   8118041               0       470,600  Sole  Sole
Siliconix              Common   827079203    4,757       152,600  Sole  Sole
Softquad Sftware Common  83402G104        52          47,795  Sole  Sole
Spectrian Corp     Common  847608106    2,350       151,600  Sole  Sole
Spectrum Cntrl    Common  847615101   2,974        504,000  Sole  Sole
Trizechahn           Common  896938107  13,188        725,000  Sole  Sole
Ventas Inc.	 Reit         92276F100      797          72,800  Sole  Sole
Ventiv Health     Common    922793104    1,847          94,500 Sole  Sole
Worldcom MCI Tracking    98157D106    7,885        485,848  Sole  Sole
Xicor                 Common   984903104    1,136        102,000  Sole  Sole

                      Total:    $ 150,585,263.29

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